CONSOLIDATED STATEMENTS OF LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Employee benefit expenses
Revenue	¥ 650,706	$ 94,344	¥ 531,950	¥ 424,485
Cost of revenue	(369,278)	(53,540)	(193,983)	(164,268)
Gross profit	281,428	40,804	337,967	260,217
Selling expenses	(364,564)	(52,857)	(343,161)	(246,959)
Administrative expenses	(266,908)	(38,698)	(227,001)	(126,318)
Research and development expenses	(290,286)	(42,087)	(253,950)	(148,999)
Net loss allowance for financial and contract assets	(59,010)	(8,556)	(37,032)	(14,843)
Other income and gains/(losses) - net	(2,666)	(387)	5,329	8,526
Operating expenses	(983,434)	(142,585)	(855,815)	(528,593)
Operating loss	(702,006)	(101,781)	(517,848)	(268,376)
Finance income	2,861	415	20,501	28,330
Finance costs	(111,485)	(16,164)	(5,251)	(5,627)
Finance income/(costs) - net	(108,624)	(15,749)	15,250	22,703
Fair value loss of financial instruments with preferred rights			0	(2,823,370)
Loss before income tax	(810,630)	(117,530)	(502,598)	(3,069,043)
Income tax expense	0		0	0
Loss for the year	(810,630)	(117,530)	(502,598)	(3,069,043)
Loss attributable to:
Owners of the Company	(808,403)	(117,207)	(496,238)	¥ (3,069,043)
Non-controlling interests	¥ (2,227)	$ (323)	¥ (6,360)
Loss per share for loss attributable to owners of the Company
Basic | ¥ / shares	¥ (1.74)		¥ (1.08)	¥ (10.18)
Ordinary shares [member]
Loss per share for loss attributable to owners of the Company
Basic | (per share)	(1.74)	$ (0.25)	(1.08)	(10.18)
Diluted | (per share)	(1.74)	(0.25)	(1.08)	(10.18)
ADS
Loss per share for loss attributable to owners of the Company
Basic | (per share)	(8.71)	(1.26)	(5.39)	(50.92)
Diluted | (per share)	¥ (8.71)	$ (1.26)	¥ (5.39)	¥ (50.92)